Summary of Significant Accounting Policies Narrative Tagging (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Property Bank	Dec. 31, 2014 USD ($) Property	Dec. 31, 2013 USD ($) Property
Number of Financial Institutions | Bank	2
Cash, FDIC Insured Amount	$ 250,000
Real Estate Cap Rate-Minimum	5.30%
Real Estate Cap Rate-Maximum	7.50%
Tolerable Range of Difference in Valuation	7.50%
Building Useful Life-Minimum	19 years
Building Useful Life-Maximum	40 years
Capital Improvements Useful Life-Minimum	5 years
Capital Improvements Useful Life-Maximum	15 years
Provision for Doubtful Accounts	$ 0	$ 75,000	$ 168,000
Amortization of Financing Costs	4,900,000	3,700,000
Deferred Finance Costs, Net	470,000	676,000
Deferred Finance Costs, Net	487,023	243,873
Deferred Tax Assets, Valuation Allowance	$ 405,000	$ 8,500,000
BUCs Earnings to Net Recurring Income From Partnership	99.00%
BUCs Earnings to Tier Two Income	75.00%
No-cost Interest Rate Swaps [Member]
Restricted Cash and Cash Equivalents	$ 1,500,000
M24 Financing Facility Derivatives [Member]
Restricted Cash and Cash Equivalents	400,000
TEB Facility [Member]
Restricted Cash and Cash Equivalents	$ 5,400,000
Consolidated Properties [Member]
Number of Real Estate Properties | Property	8
Assets held for sale including discontinued operations | Property		2	2
Consolidated Properties [Member] | Limited Partner [Member]
Noncontrolling Interest, Ownership Percentage by Parent	99.00%
Variable Interest Entity Primary Beneficiary
Number of Real Estate Properties | Property	2